Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE 17 - Subsequent Events

Employment and Consulting Agreement with Alicia Williams Young

On July 16, 2015, the Company entered into an Employment and Consulting Agreement (the “Agreement”) with the Company’s Chief Financial Officer, Alicia Williams Young.

Pursuant to the Agreement, Ms. Williams Young will serve full-time as the Company’s Chief Financial Officer through August 15, 2015, during which time she will be responsible for the preparation and filing of the Company’s Form 10-Q filing for the fiscal quarter ended June 30, 2015. For the remainder of August 2015, Ms. Williams Young will serve as a full-time consultant to the Company, and for the month of September 2015, she will work 30 hours per week. As a consultant, she will provide guidance regarding the Company’s accounting and IT activities. The Agreement terminates on September 30, 2015.

In consideration for her services, the Company will compensate Ms. Williams Young with monthly compensation of $10,000 per month through August 31, 2015, and $7,500 per month through September 30, 2015. During the month of September, any hours in excess of 30 hours per week will be billed at $250 per hour. Upon the successful completion of Ms. Williams Young’s engagement, she will be issued 30,000 shares of restricted stock valued as of the effective date of the agreement. Additionally, all of Ms. Williams Young’s vested stock options and warrants will remain exercisable for a term of one year following the termination of the agreement.

The foregoing description of the Agreement does not purport to be complete and is qualified in its entirety by reference to the full text of the Agreement. A copy of the Agreement is filed as Exhibit 10.1 to the Current Report on Form 8-K filed by the Company on July 22, 2015.

Departure of Director

On August 4, 2015, John Lorenz tendered his resignation as a director of the Company, effective August 5, 2015. Mr. Lorenz's resignation was not the result of any disagreement with the Company on any matter relating to its operations, policies, or practices.

Private Placement Offering

On February 17, 2015, the Company completed a private placement offering ("the Offering") of units of the Company's securities (the "Units") at a price of $0.325 per Unit, with each Unit consisting of one share of the Company's common stock, par value $0.0001 per share. In connection with the Offering, the Company entered into subscription agreements with eighteen (18) accredited investors and one (1) non-accredited investor (the "Investors"), pursuant to which the Company sold to the Investors, for an aggregate purchase price of $3,581,880, a total of 11,021,170 Units, consisting of 11,021,170 shares of common stock.

The Company utilized the services of a FINRA registered placement agent (the "Placement Agent") for the Offering. In connection with the Offering, the Company paid an aggregate cash fee of $34,827 to the Placement Agent and shall issue to the Placement Agent five-year stock options to purchase up to 107,160 shares of common stock at an exercise price of $0.325 per share. The net proceeds to the Company from the Offering, after deducting the foregoing cash fee and other expenses related to the Offering, are expected to be approximately $3,547,053.

Recent Stock Issuances

 From January 1, 2015, to March 30, 2015, the Company issued an aggregate of 245,096 shares of common stock, of which 220,692 shares were issued pursuant to the Company's Equity Incentive Program, as described in a Form 8-K filed by the Company with the SEC on December 24, 2014, and 24,404 shares were issued as severance pay to two departing employees. All shares of common stock issued are restricted under Rule 144 promulgated under the Securities Act.